Consolidated statements of comprehensive loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of comprehensive loss
Revenue	€ 47,473	€ 42,234	€ 38,453
Cost of sales	27,712	28,735	35,286
Gross profit	19,761	13,499	3,167
Research and development expenses	17,488	19,297	14,935
General administrative expenses	32,587	43,480	37,665
Selling expenses	9,924	9,326	7,580
Impairment of financial assets		827	3,636
Gain on reversal of financial asset impairment	432
Other operating income	3,774	2,894	2,392
Other operating expenses	741	86	182
Operating loss	(36,773)	(56,623)	(58,439)
Changes in fair value of warrants	2,574
Interest and similar income	512	3	6
Interest and similar expenses	4,909	802	1,381
Financial costs, net	(1,823)	(799)	(1,375)
Loss before taxes from continuing operations	(38,596)	(57,422)	(59,814)
Income taxes expenses	107	(70)	224
Loss for the year from continuing operations	(38,703)	(57,352)	(60,038)
Net income from discontinued operations, net of tax	6,862	11,106	38,052
Loss for the period	(31,841)	(46,246)	(21,986)
Other comprehensive income/(loss), all attributable to equity holders of the parent	(76)	543	(48)
Total comprehensive loss	(31,917)	(45,703)	(22,034)
Attributable to:
Equity holders of the parent	(31,917)	(45,801)	(22,094)
Non-controlling interests from continuing operations		98	60
Total comprehensive loss	€ (31,917)	€ (45,703)	€ (22,034)
Net loss per share - Continuing operations - Basic (in EUR)	€ (1.45)	€ (2.53)	€ (2.87)
Net loss per share - Continuing operations - Diluted (in EUR)	(1.45)	(2.53)	(2.87)
Net loss per share - Loss attributable to parent - Basic (in EUR)	(1.19)	(2.04)	(1.05)
Net loss per share - Loss attributable to parent - Diluted (in EUR)	€ (1.19)	€ (2.04)	€ (1.05)